Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
August 31, 2022
AGAI-NPRT3-1022
1.805763.118
Common Stocks - 93.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	42,700	1,663
Elisa Corp. (A Shares)	9,700	519
Verizon Communications, Inc.	68,609	2,869
		5,051
Entertainment - 1.6%
Activision Blizzard, Inc.	15,000	1,177
Nintendo Co. Ltd. ADR	24,800	1,267
The Walt Disney Co. (b)	42,500	4,763
Universal Music Group NV	168,800	3,352
Warner Music Group Corp. Class A	39,100	1,047
		11,606
Media - 2.5%
Comcast Corp. Class A	393,558	14,243
Interpublic Group of Companies, Inc.	149,500	4,132
		18,375
TOTAL COMMUNICATION SERVICES		35,032
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.4%
BorgWarner, Inc.	74,400	2,805
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	9,900	1,951
Marriott International, Inc. Class A	9,800	1,507
Starbucks Corp.	13,300	1,118
		4,576
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	11,400	905
Whirlpool Corp. (c)	3,500	548
		1,453
Multiline Retail - 0.2%
Target Corp.	7,300	1,170
Specialty Retail - 1.1%
Lowe's Companies, Inc.	40,557	7,874
TJX Companies, Inc.	2,400	150
Williams-Sonoma, Inc.	1,000	149
		8,173
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	4,400	468
Puma AG	8,544	524
Tapestry, Inc.	300	10
		1,002
TOTAL CONSUMER DISCRETIONARY		19,179
CONSUMER STAPLES - 6.2%
Beverages - 2.3%
Diageo PLC sponsored ADR	20,100	3,545
Keurig Dr. Pepper, Inc.	94,200	3,591
Pernod Ricard SA	5,600	1,033
Remy Cointreau SA	3,423	637
Remy Cointreau SA rights 9/19/22 (b)(d)	3,423	3
The Coca-Cola Co.	132,284	8,163
		16,972
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	3,700	159
Sysco Corp.	70,000	5,755
Walmart, Inc.	26,200	3,473
		9,387
Food Products - 0.3%
Lamb Weston Holdings, Inc.	29,600	2,354
Household Products - 0.3%
Colgate-Palmolive Co.	5,100	399
Kimberly-Clark Corp.	1,000	128
Spectrum Brands Holdings, Inc.	21,200	1,335
		1,862
Personal Products - 0.2%
Haleon PLC ADR (b)	214,609	1,283
Tobacco - 1.8%
Altria Group, Inc.	201,720	9,102
Swedish Match Co. AB	391,200	3,927
		13,029
TOTAL CONSUMER STAPLES		44,887
ENERGY - 12.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	5,700	144
Oil, Gas & Consumable Fuels - 12.9%
Canadian Natural Resources Ltd.	46,100	2,527
Cenovus Energy, Inc. (Canada)	516,100	9,683
Energy Transfer LP	13,200	155
Enterprise Products Partners LP	8,600	226
Exxon Mobil Corp.	555,500	53,101
Hess Corp. (e)	117,000	14,131
Imperial Oil Ltd.	83,400	4,093
Kosmos Energy Ltd. (b)	377,300	2,668
Phillips 66 Co.	18,200	1,628
Tourmaline Oil Corp.	81,800	4,836
		93,048
TOTAL ENERGY		93,192
FINANCIALS - 16.2%
Banks - 11.8%
Bank of America Corp. (e)	604,142	20,305
JPMorgan Chase & Co.	51,943	5,907
M&T Bank Corp.	10,900	1,981
PNC Financial Services Group, Inc.	47,916	7,571
Truist Financial Corp.	127,049	5,951
U.S. Bancorp	94,830	4,325
Wells Fargo & Co.	903,850	39,507
		85,547
Capital Markets - 3.0%
Ashmore Group PLC	104,500	247
Brookfield Asset Management, Inc. Class A	26,401	1,270
Intercontinental Exchange, Inc.	1,100	111
KKR & Co. LP	47,213	2,387
Morgan Stanley	31,030	2,644
Northern Trust Corp.	74,837	7,116
Raymond James Financial, Inc.	36,350	3,794
S&P Global, Inc.	100	35
State Street Corp.	60,170	4,113
		21,717
Consumer Finance - 0.2%
Discover Financial Services	13,400	1,347
Insurance - 0.9%
American Financial Group, Inc.	3,400	434
Brookfield Asset Management Reinsurance Partners Ltd.	172	8
Chubb Ltd.	10,600	2,004
Marsh & McLennan Companies, Inc.	14,766	2,383
Old Republic International Corp.	17,800	389
The Travelers Companies, Inc.	7,600	1,228
		6,446
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	20,500	820
Radian Group, Inc.	65,990	1,393
		2,213
TOTAL FINANCIALS		117,270
HEALTH CARE - 12.4%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	16,895	293
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	3,500	359
Becton, Dickinson & Co.	8,975	2,265
Boston Scientific Corp. (b)	115,400	4,652
GN Store Nord A/S	4,000	114
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	88,339	1,465
Sonova Holding AG	2,263	599
		9,454
Health Care Providers & Services - 6.0%
Cardinal Health, Inc. (e)	70,100	4,957
Cigna Corp.	33,100	9,382
CVS Health Corp.	74,651	7,327
Humana, Inc.	3,300	1,590
McKesson Corp.	25,633	9,407
UnitedHealth Group, Inc.	21,300	11,062
		43,725
Life Sciences Tools & Services - 0.4%
Danaher Corp.	9,300	2,510
Pharmaceuticals - 4.7%
Bayer AG	69,673	3,685
Bristol-Myers Squibb Co. (e)	178,900	12,060
Eli Lilly & Co.	7,500	2,259
GSK PLC sponsored ADR	143,047	4,646
Johnson & Johnson	55,201	8,906
Sanofi SA sponsored ADR	19,500	800
UCB SA	22,100	1,557
Viatris, Inc.	7,200	69
		33,982
TOTAL HEALTH CARE		89,964
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.0%
Airbus Group NV	36,700	3,596
General Dynamics Corp.	12,500	2,862
Huntington Ingalls Industries, Inc.	9,000	2,072
MTU Aero Engines AG	4,600	813
Raytheon Technologies Corp.	16,631	1,493
Safran SA	10,500	1,071
The Boeing Co. (b)	58,810	9,424
		21,331
Air Freight & Logistics - 2.0%
DSV A/S	3,500	519
Expeditors International of Washington, Inc.	700	72
FedEx Corp.	10,000	2,108
United Parcel Service, Inc. Class B (e)	59,679	11,608
		14,307
Airlines - 0.0%
Copa Holdings SA Class A (b)	2,300	164
Building Products - 0.4%
A.O. Smith Corp.	9,700	548
Johnson Controls International PLC	40,800	2,209
		2,757
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	100,100	2,820
Healthcare Services Group, Inc. (c)	62,100	874
Ritchie Bros. Auctioneers, Inc.	1,300	90
		3,784
Electrical Equipment - 0.9%
Acuity Brands, Inc.	12,600	2,066
Hubbell, Inc. Class B	11,912	2,457
Regal Rexnord Corp.	2,100	289
Rockwell Automation, Inc.	1,600	379
Vertiv Holdings Co.	139,100	1,604
		6,795
Industrial Conglomerates - 4.6%
3M Co.	10,800	1,343
General Electric Co.	437,336	32,118
		33,461
Machinery - 1.7%
Allison Transmission Holdings, Inc.	25,800	936
Caterpillar, Inc.	3,300	610
Cummins, Inc.	4,900	1,055
Donaldson Co., Inc.	55,700	2,860
Epiroc AB (A Shares)	2,700	41
Flowserve Corp.	30,600	932
Fortive Corp.	24,600	1,558
Kardex AG	550	97
Nordson Corp.	9,000	2,045
Otis Worldwide Corp.	8,265	597
Stanley Black & Decker, Inc.	4,800	423
Westinghouse Air Brake Tech Co.	11,931	1,046
		12,200
Professional Services - 0.4%
Equifax, Inc.	5,300	1,000
RELX PLC (London Stock Exchange)	77,312	2,028
Robert Half International, Inc.	800	62
		3,090
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	71,300	3,601
Trading Companies & Distributors - 0.9%
Brenntag SE	7,000	459
Fastenal Co.	12,000	604
MSC Industrial Direct Co., Inc. Class A	600	48
Watsco, Inc. (c)	19,064	5,186
		6,297
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	5,100	626
TOTAL INDUSTRIALS		108,413
INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 0.2%
CDW Corp.	9,300	1,588
IT Services - 4.0%
Amadeus IT Holding SA Class A (b)	51,600	2,724
DXC Technology Co. (b)	9,400	233
Edenred SA	58,900	2,989
Fidelity National Information Services, Inc.	42,800	3,911
Genpact Ltd.	51,800	2,434
Global Payments, Inc.	11,200	1,391
IBM Corp.	17,800	2,286
MasterCard, Inc. Class A	3,000	973
Unisys Corp. (b)	70,792	659
Visa, Inc. Class A	56,840	11,295
		28,895
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	13,900	2,106
Applied Materials, Inc.	13,995	1,317
Intel Corp.	62,900	2,008
Lam Research Corp.	3,300	1,445
Marvell Technology, Inc.	49,800	2,332
NVIDIA Corp.	1,800	272
NXP Semiconductors NV	18,600	3,061
Qualcomm, Inc.	71,298	9,431
Teradyne, Inc.	6,800	576
		22,548
Software - 7.3%
Intuit, Inc.	6,200	2,677
Microsoft Corp.	168,853	44,150
Open Text Corp.	15,400	485
SAP SE sponsored ADR	52,900	4,508
Temenos Group AG	10,300	845
		52,665
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc. (e)	158,492	24,918
FUJIFILM Holdings Corp.	5,200	264
Samsung Electronics Co. Ltd.	14,620	645
		25,827
TOTAL INFORMATION TECHNOLOGY		131,523
MATERIALS - 2.2%
Chemicals - 0.6%
DuPont de Nemours, Inc.	63,500	3,533
PPG Industries, Inc.	5,200	660
		4,193
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	150,500	2,663
Freeport-McMoRan, Inc.	189,400	5,606
Glencore Xstrata PLC	590,100	3,226
		11,495
TOTAL MATERIALS		15,688
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	12,800	3,252
Equinix, Inc.	110	72
Public Storage	200	66
Simon Property Group, Inc.	37,900	3,865
		7,255
UTILITIES - 1.5%
Electric Utilities - 1.3%
Constellation Energy Corp.	4,400	359
Duke Energy Corp.	10,400	1,112
Entergy Corp.	11,900	1,372
Exelon Corp.	13,200	580
NextEra Energy, Inc.	3,000	255
PG&E Corp. (b)	102,500	1,264
Southern Co.	59,200	4,563
		9,505
Multi-Utilities - 0.2%
Sempra Energy	6,300	1,039
TOTAL UTILITIES		10,544
TOTAL COMMON STOCKS (Cost $484,210)		672,947

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	14,200	713
Boston Scientific Corp. Series A, 5.50%	8,400	886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,564)		1,599

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (a) (Cost $368)	521	361

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)(i) (Cost $1,425)	1,136,507	527

Money Market Funds - 7.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (j)	45,955,603	45,965
Fidelity Securities Lending Cash Central Fund 2.34% (j)(k)	5,931,707	5,932
TOTAL MONEY MARKET FUNDS (Cost $51,897)		51,897

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $539,464)	727,331
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,113)
NET ASSETS - 100.0%	723,218

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	78	1,226	190.00	10/21/22	(2)
Bank of America Corp.	Chicago Board Options Exchange	602	2,023	40.00	10/21/22	(7)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	87	586	80.00	09/16/22	0
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	174	1,173	80.00	11/18/22	(3)
Cardinal Health, Inc.	Chicago Board Options Exchange	69	488	77.00	12/16/22	(14)
Hess Corp.	Chicago Board Options Exchange	114	1,377	130.00	10/21/22	(52)
United Parcel Service, Inc.	Chicago Board Options Exchange	54	1,050	220.00	10/21/22	(4)

TOTAL WRITTEN OPTIONS						(82)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,650,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $7,923,000.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $527,000 or 0.1% of net assets.

(i)	Level 3 security
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	1,425

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	11,071	104,003	69,109	219	-	-	45,965	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	727	50,358	45,153	5	-	-	5,932	0.0%
Total	11,798	154,361	114,262	224	-	-	51,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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